Operating Segment (Details) - Schedule of financial position - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Operating Segment (Details) - Schedule of financial position [Line Items]
Current assets	$ 23,626,280	$ 15,528,765
Non-current assets	712,459	101,235
Total assets	24,338,739	15,630,000
Current liabilities	(10,031,527)	(7,069,182)
Non-current liabilities	(105,540)	(9,837)
Total liabilities	(10,137,067)	(7,079,019)
Net assets/(liabilities)	14,201,672	8,550,981
Metalpha [Member]
Operating Segment (Details) - Schedule of financial position [Line Items]
Current assets	8,438,027
Non-current assets
Total assets	8,438,027
Current liabilities	(6,434,996)
Non-current liabilities
Total liabilities	(6,434,996)
Net assets/(liabilities)	2,003,031
Longyun [Member]
Operating Segment (Details) - Schedule of financial position [Line Items]
Current assets	4,644,940	8,248,675
Non-current assets	35,874	62,287
Total assets	4,680,814	8,310,962
Current liabilities	(557,619)	(4,549,369)
Non-current liabilities		(9,837)
Total liabilities	(557,619)	(4,559,206)
Net assets/(liabilities)	4,123,195	3,751,756
Dacheng Liantong [Member]
Operating Segment (Details) - Schedule of financial position [Line Items]
Current assets	5,409,384	1,973,297
Non-current assets	213,844	1,283
Total assets	5,623,228	1,974,580
Current liabilities	(464,803)	(2,289,621)
Non-current liabilities	(105,540)
Total liabilities	(570,343)	(2,289,621)
Net assets/(liabilities)	5,052,885	(315,041)
Other [Member]
Operating Segment (Details) - Schedule of financial position [Line Items]
Current assets	5,133,929	5,306,793
Non-current assets	462,741	37,665
Total assets	5,596,670	5,344,458
Current liabilities	(2,574,109)	(230,192)
Non-current liabilities
Total liabilities	(2,574,109)	(230,192)
Net assets/(liabilities)	$ 3,022,561	$ 5,114,266